Subsequent Events (Details) $ in Thousands	1 Months Ended
	Feb. 28, 2021 USD ($) credit_facility derivative	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 3,170,977	$ 3,184,512	$ 3,097,742
Number of interest rate swaps terminated | derivative	2
Number of interest rate swaps amended | derivative	2
Derivative financial liabilities		203,597	$ 162,178	$ 168,157
Number of interest rate swaps held | derivative	2
Unsecured revolving credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Number of borrowing instruments | credit_facility	2
Borrowings, adjustment to interest rate basis	5.00%
Unsecured Revolving Credit Facility, $70 Million
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 70,000
Unsecured Revolving Credit Facility, $30 Million
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	30,000
Refinanced Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 75,000
Borrowings		34,200
Borrowings, adjustment to interest rate basis	3.50%
Terminated And Amended Interest Rate Swaps
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		600,300
Derivative financial liabilities		$ 147,500
Interest rate swap contract
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 132,000